Exhibit 99.1

John Deere Owner Trust 2006
Statement to Noteholders

$183,500,000 Class A-1 5.36417% Asset Backed Notes due July 13,2007
$123,000,000 Class A-2 5.41% Asset Backed Notes due November 17, 2008
$272,000,000 Class A-3 5.38% Asset Backed Notes due July 15, 2010
$211,970,000 Class A-4 5.39% Asset Backed Notes due June 17, 2013
$12,040,248 Asset Backed Certificates

Payment Date:	16-Oct-06

(1) Before giving effect to distributions on this Payment Date:

(a) (i) outstanding principal amount of Class A-1 Notes:	$138,502,056.21
(ii) A-1 Note Pool Factor:	0.7547796

(b) (i) outstanding principal amount of Class A-2 Notes:	$123,000,000.00
(ii) A-2 Note Pool Factor:	1.0000000

(c) (i) outstanding principal amount of Class A-3 Notes:	$272,000,000.00
(ii) A-3 Note Pool Factor:	1.0000000

(d) (i) outstanding principal amount of Class A-4 Notes:	$211,970,000.00
(ii) A-4 Note Pool Factor:	1.0000000

(e) (i) Certificate Balance	$12,040,248.00
(ii) Certificate Pool Factor:	1.0000000

(2) Amount of principal being paid on the Notes:

(a) Class A-1 Notes:	$14,941,204.75
per $1,000 original principal amount:	$81.42

(b) Class A-2 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(c) Class A-3 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(d) Class A-4 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(e) Total	$14,941,204.75

(3) (a) Amount of interest being paid on Notes:

(i) Class A-1 Notes:	$639,761.27
per $1,000 original principal amount:	$3.49

(ii) Class A-2 Notes:	$554,525.00
per $1,000 original principal amount:	$4.51

(iii) Class A-3 Notes:	$1,219,466.67
per $1,000 original principal amount:	$4.48

(iv) Class A-4 Notes:	$952,098.58
per $1,000 original principal amount:	$4.49

(v) Total	$3,365,851.52

(4) (a) Pool Balance (excluding accrued interest)
(i) at beginning of related Collection Period:	$749,531,637.75
(ii) at end of related Collection Period:	$733,126,908.14

(b) Note Value
(i) at beginning of related Collection Period:	$757,512,304.51
(ii) at end of related Collection Period:	$742,571,099.76

(c) Pool Face Amount
(i) at beginning of related Collection Period:	$891,495,173.31
(ii) at end of related Collection Period:	$870,681,060.40

(5) After giving effect to distributions on this Payment Date:

(a) (i) outstanding principal amount of Class A-1 Notes:	$123,560,851.46
(ii) A-1 Note Pool Factor:	0.6733561

(b) (i) outstanding principal amount of Class A-2 Notes:	$123,000,000.00
(ii) A-2 Note Pool Factor:	1.0000000

(c) (i) outstanding principal amount of Class A-3 Notes:	$272,000,000.00
(ii) A-3 Note Pool Factor:	1.0000000

(d) (i) outstanding principal amount of Class A-4 Notes:	$211,970,000.00
(ii) A-4 Note Pool Factor:	1.0000000

(e) (i) Certificate Balance	$12,040,248.00
(ii) Certificate Pool Factor:	1.0000000

(6) Amount of Servicing Fee:	$624,609.70
per $1,000 original principal amount:	$0.78
(a) Amount of Servicing Fee earned:	$624,609.70
(b) Amount of Servicing Fee paid:	$624,609.70
(c) Amount of Servicing Fee Shortfall:	$0.00

(7) Amount of Administration Fee:	$100.00

(8) Aggregate Purchase Amounts for Collection Period:	$0.00

(9) (i) Amount in Reserve Account:	$12,037,654.00
(ii) Specified Reserve Account Balance:	12,037,654.00

(10) (i) Scheduled Payments of Receivables 60 days or more past due:	$326,984.00
(ii) Scheduled Payments of Receivables 60 days or more past due as a percent of the Pool Balance:	0.04%

(11) (i) Face Amount of Receivables 60 days or more past due:	$7,038,306.00
(ii) Face Amount of Receivables 60 days or more past due as a % of the Pool Face Amount:	0.81%
(iii) Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.96%
(iv) Rolling three month 60 days or more past due as a % of Pool Balance (Average Delinquency Ratio):	0.60%

(12) (i) Aggregate amount of net losses for the collection period	$0.00
(ii) cumulative amount of net losses:	$22,171.99
(iii) Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio)	0.00%

(13) If the payment Date is in June 2008 or December 2008:
(i) Average Delinquency Ratio Test is met:	NA
(ii) Cumulative Net Loss Ratio Test is met:	NA
(iii) Specified Reserve Reduction Trigger is met:	NA
(iv) Reserve Account reduction as a result of Specified Reserve Reduction Trigger:	NA